Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167
ALLIANZ FUNDS MULTI-STRATEGY TRUST
Supplement Dated July 13, 2012
to the Statutory Prospectus for Institutional Class, Class P, Administrative Class and Class D Shares of
Allianz Funds Multi-Strategy Trust
Dated April 2, 2012 (as revised June 1, 2012)
Disclosure Relating to the Allianz AGIC International Growth Opportunities Fund (the “Fund”)
As of the close of business on July 13, 2012, the Fund will change its name and implement certain changes to its investment strategy, as described in further detail below.
Allianz AGIC International Growth Opportunities Fund (to be renamed Allianz RCM International Small-Cap Fund)
The Fund will change its name to the “Allianz RCM International Small-Cap Fund.” All references to the Fund will be changed to “Allianz RCM International Small-Cap Fund.” In connection with this change, changes to the Fund’s investment strategy and a change to the sub-adviser will also take effect, effective July 16, 2012, as described in greater detail below.
Within the Fund Summary relating to the Fund, the subsection entitled “Principal Investment Strategies” will be restated in its entirety as follows:
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with smaller market capitalizations. The Fund currently considers smaller market capitalization companies to be companies with market capitalizations of below $5 billion. The Fund normally invests in companies organized or headquartered in at least eight different countries (one of which may be the United States). The Fund may invest up to 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). Regional portfolio managers in North America, Europe and Asia collaborate to produce a portfolio that is believed likely to have the best investment opportunities from each of those regions. The portfolio managers develop forecasts of economic growth, inflation and interest rates that are used to help identify regions and countries that are likely to offer the best investment opportunities. The portfolio managers may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which a company is located. The portfolio managers ordinarily look for the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund does not intend to invest significantly in derivative instruments, it may do so at any time.
Within the Fund Summary relating to the Fund, the following will be inserted as the penultimate sentence of the first paragraph under “Performance Information”:
Prior to July 16, 2012, the Fund was managed by a different sub-adviser pursuant to a different investment strategy and would not necessarily have achieved the performance results shown below under its current investment strategy.
Within the Fund Summary relating to the Fund, the table entitled “Average Annual Total Returns (for periods ended 12/31/11)” in the subsection entitled “Management of the Fund” will be restated in its entirety as follows:

Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167
Average Annual Total Returns (for period ended 12/31/11)

				Fund Inception
	1 Year	5 Years	10 Years	(12/31/97)
Institutional Class – Before Taxes	-16.95%	-0.82%	9.43%	12.14%
Institutional Class – After Taxes on Distributions	-16.95	-3.22	8.01	10.27
Institutional Class – After Taxes on Distributions and Sale of Fund Shares	-11.02	-1.42	7.95	10.10
Class P	-17.04	-0.96	9.30	12.04
Administrative Class	-17.28	-1.23	8.97	11.67
Class D	-17.26	-1.22	8.98	11.68

S&P Developed Ex-US Small Cap Growth Index*	-14.52	-3.46	7.77	5.16
MSCI World ex-USA Small Cap Index (net)	-15.81	-3.23	9.41	6.67
MSCI EAFE Small Cap Index (net)	-15.94	-4.14	9.01	6.24
Lipper International Small/Mid Cap Growth Funds Average	-14.65	-2.22	9.17	7.47

*	The MSCI World ex-USA Small Cap Index replaced the S&P Developed Ex-US Small Cap Growth Index as the Fund’s primary benchmark as of July 16, 2012 to reflect certain changes to the Fund’s investment strategy. The Fund’s performance will also be compared to a secondary benchmark, the MSCI EAFE Small Cap Index (Europe, Australia, Far East).
Within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund” will be restated in its entirety as follows:
Investment Manager Allianz Global Investors Management LLC

Sub-Advisers RCM Capital Management LLC (“RCM”)

Allianz Global Investors Europe GmbH (“AGI Europe”)

Portfolio Managers

Andrew Neville, Portfolio Manager of the RCM Global Small-Cap Fund, has managed the Fund since 2012. He is the Lead Portfolio Manager and is also responsible for European investment opportunities.

Dennis Lai, Portfolio Manager of the RCM Global Small-Cap Fund, has managed the Fund since 2012 and is responsible for Asia-Pacific (ex-Japan) investment opportunities.

Koji Nakatsuka, CFA, CMA, Portfolio Manager of the RCM Global Small-Cap Fund, has managed the Fund since 2012 and is responsible for Japanese investment opportunities.

Bjoern Mehrmann has managed the Fund since 2012 and is responsible for European investment opportunities.

Frank Hansen, has managed the Fund 2012 and is responsible for European investment opportunities.
Within the subsection entitled “Principal Investments and Strategies of Each Fund — Allianz AGIC International Growth Opportunities Fund,” the description of the Fund’s Principal Investments and Strategies will be restated in its entirety as follows:
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with smaller market capitalizations. The Fund currently considers smaller market capitalization companies to be companies with market capitalizations of below $5 billion. The Fund normally invests in companies organized or headquartered in at least eight different countries (one of which may be the United States). The Fund may invest up to 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund may invest in initial public offerings (IPOs).

Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167
     Regional portfolio managers in North America, Europe and Asia collaborate to produce a portfolio that is believed likely to have the best investment opportunities from each of those regions. In making investment decisions for the Fund, the portfolio managers develop forecasts of economic growth, inflation and interest rates that are used to help identify regions and countries that are likely to offer the best investment opportunities. The portfolio managers may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which a company is located. In addition, the portfolio managers ordinarily look for the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the fund’s investment objectives and as necessary for redemption purposes.
     In addition to traditional research activities, the portfolio managers use GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.
     The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.
     The information relating to the Fund contained in the table under “Management of the Funds – Sub-Advisers – AGIC” in the Prospectus is hereby deleted and the following is added to the table “Management of the Funds – Sub-Advisers – RCM” in the Prospectus:

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

RCM International Small-Cap Fund	Andrew Neville	2012	UK Equities Portfolio Manager. Andrew joined RCM in July 2004 as a portfolio manager specializing in UK small and mid-cap company portfolios. Andrew also has responsibility for analyzing the mid-cap universe which provides input into the mid-cap, growth, high alpha and core portfolios. Andrew joined RCM from Baring Asset Management where he managed the Baring UK Smaller Companies Trust as well as a number of UK smaller companies institutional mandates. Prior to joining Baring, Andrew trained as a portfolio manager at AIB Govett Asset Management. Andrew is a qualified chartered accountant and has also previously worked as an audit manager for Deloitte & Touche.

	Dennis Lai	2012	Portfolio Manager. Dennis joined RCM as a portfolio manager in 2003, and has been a director since 2009. Dennis is currently the lead manager of RCM Asia Pacific’s Emerging Frontier Asia strategies and non-Japan Asia small and mid-cap strategies. Under his management, the Allianz RCM Little Dragons Fund has been awarded best fund over 3 years in 2008 and 2009 by Lipper in the equity Asia Pacific small and mid caps category. During his time

Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

			as head of Asia ex-Japan mid and small-cap research with Cazenove Asia, Dennis was ranked as a top 3 sell side research analyst (Asia ex-Japan small-cap category) by institutional investors magazine in 2001 and 2002. From 1994, Dennis spent seven years as an investment manager with Special Assets Ltd. From 1991 to 1993 he was chief financial officer for Bridestowe Estates Pty Ltd. In Queensland, Australia. Before that period, Dennis was in Hong Kong from 1986 to 1991 working in the accounting and corporate finance areas for Anglo Chinese Corporate Finance Ltd., Citicorp and Price Waterhouse. Dennis attained a Masters of Commerce degree, majoring in finance, in 1986 at the University of New South Wales in Sydney. He has been a member of CPA Australia since 1989 and a member of Financial Institute of Australasia since 1994.

	Koji Nakatsuka	2012	Portfolio Manager. Prior to joining RCM Japan as portfolio manager for mid/small caps, Koji was managing mid/small-cap investment trust (called “Issun Boushi”) for Goldman Sachs asset management for 2 years. At Schroder investment management Japan, he worked as equity analyst for mid/small caps for 2 years. He earned his BA in law at Sophia University.

	Bjoern Mehrmann	2012	Portfolio Manager. Mr. Mehrmann joined RCM’s European equities mid/small cap team in 2004. Previous to this, he worked for the balanced team as well as for the European equities large cap team, with a focus on the media sector and Italian stocks. Before joining the firm in 2001, Björn did a number of internships at various companies in Germany, London & New York. Björn holds a BSc in computer science from James Madison University and a master’s degree in business administration from EBS International University Schloss Reichartshausen, awarded in 2001.

	Frank Hansen	2012	Portfolio Manager. Mr. Hanson joined the firm in 1999 as a portfolio manager in the European small caps division and became team head of European small caps equities in 2002. He started his career at UBS Frankfurt in the private banking division and worked for UBS Zurich as a portfolio manager for institutional accounts and a financial analyst for German small caps. He also managed the UBS Small Cap Europa. He worked for Dresdner Bank in the Institutional Asset management division with special responsibility in European small caps. Frank has 16 years experience in the securities industry and in portfolio management. He has a Masters degree of Business Administration from the University of Hamburg and is holder of the CFA charter.

Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167
The changes described above were approved by shareholders of the Fund on July 11, 2012. In connection with these changes, the Fund’s investment portfolio will be repositioned, and a significant portion of the assets of the Fund as of that date will be sold. The tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Fund’s basis in such assets. Any capital gains recognized in these sales on a net basis will be distributed to the Fund’s shareholders as capital gain dividends (to the extent of net realized long-term capital gains in excess of net realized short-term capital losses) and/or ordinary dividends (to the extent of net realized short-term capital gains in excess of net realized long-term capital losses), in each case with reference to any capital loss carryforwards, during or with respect to the year of sale. Such distributions will be taxable to shareholders that hold their shares in a taxable account.
A shareholder may redeem shares of the Fund at any time, likely resulting in recognition of gain or loss to such shareholder for federal income tax purposes.
Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167
ALLIANZ FUNDS MULTI-STRATEGY TRUST
Supplement Dated July 13, 2012
to the Statutory Prospectus for Class A, C and R Shares of Allianz Funds Multi-Strategy Trust
Dated April 2, 2012 (as revised June 1, 2012)
Disclosure Relating to the Allianz AGIC International Growth Opportunities Fund (the “Fund”)
As of the close of business on July 13, 2012, the Fund will change its name and implement certain changes to its investment strategy, as described in further detail below.
Allianz AGIC International Growth Opportunities Fund (to be renamed Allianz RCM International Small-Cap Fund)
The Fund will change its name to the “Allianz RCM International Small-Cap Fund.” All references to the Fund will be changed to “Allianz RCM International Small-Cap Fund.” In connection with this change, changes to the Fund’s investment strategy and a change to the sub-adviser will also take effect, effective July 16, 2012, as described in greater detail below.
Within the Fund Summary relating to the Fund, the subsection entitled “Principal Investment Strategies” will be restated in its entirety as follows:
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with smaller market capitalizations. The Fund currently considers smaller market capitalization companies to be companies with market capitalizations of below $5 billion. The Fund normally invests in companies organized or headquartered in at least eight different countries (one of which may be the United States). The Fund may invest up to 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). Regional portfolio managers in North America, Europe and Asia collaborate to produce a portfolio that is believed likely to have the best investment opportunities from each of those regions. The portfolio managers develop forecasts of economic growth, inflation and interest rates that are used to help identify regions and countries that are likely to offer the best investment opportunities. The portfolio managers may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which a company is located. The portfolio managers ordinarily look for the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund does not intend to invest significantly in derivative instruments, it may do so at any time.
Within the Fund Summary relating to the Fund, the following will be inserted as the penultimate sentence of the first paragraph under “Performance Information”:
Prior to July 16, 2012, the Fund was managed by a different sub-adviser pursuant to a different investment strategy and would not necessarily have achieved the performance results shown below under its current investment strategy.
Within the Fund Summary relating to the Fund, the table entitled “Average Annual Total Returns (for periods ended 12/31/11)” in the subsection entitled “Management of the Fund” will be restated in its entirety as follows:

Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167
Average Annual Total Returns (for period ended 12/31/11)

Fund Inception
1 Year	5 Years	10 Years	(12/31/97)
Class A – Before Taxes	-21.80%	-2.34%	8.36%	11.22%
Class A – After Taxes on Distributions	-21.80%	-4.72	%-	6.95%	9.36%
Class A- After Taxes on Distributions and Sale of Fund Shares	-14.17%	-2.67%	6.98%	9.25%
Class C	-18.70%	-1.97%	8.17%	10.85%
Class R	-17.47%	-1.48%	8.70%	11.40%

S&P Developed Ex-US Small Cap Growth Index*	-14.52%	-3.46%	7.77%	5.16%
MSCI World ex-USA Small Cap Index (net)	-15.94%	-3.23%	9.41%	6.67%
MSCI EAFE Small Cap Index (net)	-15.94%	-4.14%	9.01%	6.24%
Lipper International Small/Mid Cap Growth Funds Average	-14.65%	-2.22%	9.17%	7.47%

*	The MSCI World ex-USA Small Cap Index replaced the S&P Developed Ex-US Small Cap Growth Index as the Fund’s primary benchmark as of July 16, 2012 to reflect certain changes to the Fund’s investment strategy. The Fund’s performance will also be compared to a secondary benchmark, the MSCI EAFE Small Cap Index (Europe, Australia, Far East).
Within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund” will be restated in its entirety as follows:
Investment Manager Allianz Global Investors Management LLC

Sub-Advisers RCM Capital Management LLC (“RCM”)

Allianz Global Investors Europe GmbH (“AGI Europe”)

Portfolio Managers

Andrew Neville, Portfolio Manager of the RCM Global Small-Cap Fund, has managed the Fund since 2012. He is the Lead Portfolio Manager and is also responsible for European investment opportunities.

Dennis Lai, Portfolio Manager of the RCM Global Small-Cap Fund, has managed the Fund since 2012 and is responsible for Asia-Pacific (ex-Japan) investment opportunities.

Koji Nakatsuka, CFA, CMA, Portfolio Manager of the RCM Global Small-Cap Fund, has managed the Fund since 2012 and is responsible for Japanese investment opportunities.

Bjoern Mehrmann has managed the Fund since 2012 and is responsible for European investment opportunities.

Frank Hansen, has managed the Fund 2012 and is responsible for European investment opportunities.
Within the subsection entitled “Principal Investments and Strategies of Each Fund — Allianz AGIC International Growth Opportunities Fund,” the description of the Fund’s Principal Investments and Strategies will be restated in its entirety as follows:
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with smaller market capitalizations. The Fund currently considers smaller market capitalization companies to be companies with market capitalizations of below $5 billion. The Fund normally invests in companies organized or headquartered in at least eight different countries (one of which may be the United States). The Fund may invest up to 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund may invest in initial public offerings (IPOs).
     Regional portfolio managers in North America, Europe and Asia collaborate to produce a portfolio that is believed likely to have the best investment opportunities from each of those regions. In making investment decisions for the Fund, the portfolio managers develop forecasts of economic growth, inflation and interest rates that are used to help identify regions and countries that are likely to offer the

Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167
best investment opportunities. The portfolio managers may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which a company is located. In addition, the portfolio managers ordinarily look for the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the fund’s investment objectives and as necessary for redemption purposes.
     In addition to traditional research activities, the portfolio managers use GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.
     The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.
     The information relating to the Fund contained in the table under “Management of the Funds – Sub-Advisers – AGIC” in the Prospectus is hereby deleted and the following is added to the table “Management of the Funds – Sub-Advisers – RCM” in the Prospectus:

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

RCM International Small-Cap Fund	Andrew Neville	2012	UK Equities Portfolio Manager. Andrew joined RCM in July 2004 as a portfolio manager specializing in UK small and mid-cap company portfolios. Andrew also has responsibility for analyzing the mid-cap universe which provides input into the mid-cap, growth, high alpha and core portfolios. Andrew joined RCM from Baring Asset Management where he managed the Baring UK Smaller Companies Trust as well as a number of UK smaller companies institutional mandates. Prior to joining Baring, Andrew trained as a portfolio manager at AIB Govett Asset Management. Andrew is a qualified chartered accountant and has also previously worked as an audit manager for Deloitte & Touche.

	Dennis Lai	2012	Portfolio Manager. Dennis joined RCM as a portfolio manager in 2003, and has been a director since 2009. Dennis is currently the lead manager of RCM Asia Pacific’s Emerging Frontier Asia strategies and non-Japan Asia small and mid-cap strategies. Under his management, the Allianz RCM Little Dragons Fund has been awarded best fund over 3 years in 2008 and 2009 by Lipper in the equity Asia Pacific small and mid caps category. During his time as head of Asia ex-Japan mid and small-cap research with Cazenove Asia, Dennis was ranked as a top 3 sell side research analyst (Asia ex-Japan small-cap category) by institutional investors magazine in 2001

Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

			and 2002. From 1994, Dennis spent seven years as an investment manager with Special Assets Ltd. From 1991 to 1993 he was chief financial officer for Bridestowe Estates Pty Ltd. In Queensland, Australia. Before that period, Dennis was in Hong Kong from 1986 to 1991 working in the accounting and corporate finance areas for Anglo Chinese Corporate Finance Ltd., Citicorp and Price Waterhouse. Dennis attained a Masters of Commerce degree, majoring in finance, in 1986 at the University of New South Wales in Sydney. He has been a member of CPA Australia since 1989 and a member of Financial Institute of Australasia since 1994.

	Koji Nakatsuka	2012	Portfolio Manager. Prior to joining RCM Japan as portfolio manager for mid/small caps, Koji was managing mid/small-cap investment trust (called “Issun Boushi”) for Goldman Sachs asset management for 2 years. At Schroder investment management Japan, he worked as equity analyst for mid/small caps for 2 years. He earned his BA in law at Sophia University.

	Bjoern Mehrmann	2012	Portfolio Manager. Mr. Mehrmann joined RCM’s European equities mid/small cap team in 2004. Previous to this, he worked for the balanced team as well as for the European equities large cap team, with a focus on the media sector and Italian stocks. Before joining the firm in 2001, Björn did a number of internships at various companies in Germany, London & New York. Björn holds a BSc in computer science from James Madison University and a master’s degree in business administration from EBS International University Schloss Reichartshausen, awarded in 2001.

	Frank Hansen	2012	Portfolio Manager. Mr. Hanson joined the firm in 1999 as a portfolio manager in the European small caps division and became team head of European small caps equities in 2002. He started his career at UBS Frankfurt in the private banking division and worked for UBS Zurich as a portfolio manager for institutional accounts and a financial analyst for German small caps. He also managed the UBS Small Cap Europa. He worked for Dresdner Bank in the Institutional Asset management division with special responsibility in European small caps. Frank has 16 years experience in the securities industry and in portfolio management. He has a Masters degree of Business Administration from the University of Hamburg and is holder of the CFA charter.
The changes described above were approved by shareholders of the Fund on July 11, 2012. In connection with these changes, the Fund’s investment portfolio will be repositioned, and a significant portion of the assets of the Fund as of that date will be sold. The tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Fund’s basis in such assets. Any capital gains recognized in these sales on a net basis will be distributed to the Fund’s shareholders as capital gain

Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167
dividends (to the extent of net realized long-term capital gains in excess of net realized short-term capital losses) and/or ordinary dividends (to the extent of net realized short-term capital gains in excess of net realized long-term capital losses), in each case with reference to any capital loss carryforwards, during or with respect to the year of sale. Such distributions will be taxable to shareholders that hold their shares in a taxable account.
A shareholder may redeem shares of the Fund at any time, likely resulting in recognition of gain or loss to such shareholder for federal income tax purposes.
Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167
ALLIANZ FUNDS MULTI-STRATEGY TRUST
Supplement Dated July 13, 2012
to the Statement of Additional Information (the “SAI”)
Dated April 2, 2012 (as amended June 1, 2012)

Disclosure Related to Allianz AGIC International Growth Opportunities Fund (to be renamed
Allianz RCM International Small-Cap Fund) (the “Fund”)

     Effective July 13, 2012, the Allianz AGIC International Growth Opportunities Fund will change its name to the Allianz RCM International Small-Cap Fund. All references to the Fund will be changed to “Allianz RCM International Small-Cap Fund.” In connection with this change, a change to the Fund’s sub-adviser will also take effect, effective July 13, 2012.
     In the subsection captioned “Policies Relating to Rule 35d-1 under the 1940 Act” in the section titled “Investment Restrictions,” the following is added as Number 14:
The RCM International Small-Cap Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in companies with smaller market capitalizations. As currently contemplated, for purposes of this 80% policy, the Fund would consider smaller market capitalization companies to be companies with market capitalizations of below $5 billion.
     The subsection captioned “RCM” in the section titled “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” is revised to reflect that Andrew Neville is the Lead Portfolio Manager of the Fund and that Bjoern Mehrmann, Frank Hanson, Dennis Lai and Koji Nakatsuka are portfolio managers of the Fund.
     Information about other accounts managed and ownership of securities of the Fund by each portfolio manager, as of March 31, 2012, is provided below.
Other Accounts Managed

	Other Pooled				Other Registered
	Investment Vehicles		Other Accounts		Investment Companies
		AUM ($		AUM ($		AUM ($
Portfolio Manager	#	million)	#	million)	#	million)
Andrew Neville	0	0	22	915	0	0
Dennis Lai	3	624	5	204	0	0
Koji Nakatsuka	9	404	1	26	0	0
Frank Hansen	4	1,528	18	2,864	0	0
Bjoern Mehrmann	2	615	4	201	0	0

Accounts and Assets for which Advisory Fee is Based on Performance

	Other Pooled				Other Registered
	Investment Vehicles		Other Accounts		Investment Companies
		AUM ($		AUM ($		AUM ($
Portfolio Manager	#	million)	#	million)	#	million)
Andrew Neville	0	0	0	0	0	0
Dennis Lai	0	0	0	0	0	0
Koji Nakatsuka	0	0	0	0	0	0
Frank Hansen	2	789	5	566	0	0
Bjoern Mehrmann	2	789	5	566	0	0
Securities Ownership

RCM International Small-Cap Fund
(formerly AGIC International
Growth Opportunities Fund)	Dollar Range of Equity Securities
Andrew Neville	0
Dennis Lai	0
Koji Nakatsuka	0
Frank Hansen	0
Bjoern Mehrmann	0